UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6120

THE FIRST ISRAEL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	September 30th

Date of reporting period:	October 1, 2004 to December 31, 2004

Item 1:                                  Schedule of Investments

The First Israel Fund, Inc.

Schedule of Investments - December 31, 2004 (unaudited)

Description	No. of Shares	Value
EQUITY OR EQUITY-LINKED SECURITIES-93.18%

Israel-90.99%

Aerospace/Defense-Equipment-0.90%
Elbit Systems Ltd.	24,000	$634,916

Banking-11.64%
Bank Hapoalim Ltd.	1,320,000	4,455,275
Bank Leumi Le-Israel Ltd.	1,105,000	3,016,650
United Mizrahi Bank Ltd.	187,500	770,603
		8,242,528
Building-Heavy Construction-0.36%
Housing & Construction Holdings Ltd. †	400,000	255,981

Chemicals-6.97%
Israel Chemicals Ltd.	1,200,000	2,828,972
Makhteshim-Agan Industries Ltd.	392,501	2,109,265
		4,938,237
Computer Data Security-6.54%
Check Point Software Technologies Ltd. †	188,100	4,632,903

Computer Software-1.65%
Formula Systems (1985 Ltd.) †	68,500	1,166,539

Conglomerates-4.30%
Discount Investment Corp.	3,000	75,903
Elco Holdings Ltd.	87,601	713,580
IDB Development Corporation Ltd.	46,001	1,241,594
IDB Holding Corporation Ltd.	47,001	1,012,040
		3,043,117
Construction-0.20%
Bayside Land Corporation Ltd.	1,174	139,621

Diversified Operations-0.67%
Elbit Medical Imaging Ltd. †	37,500	348,958
Macpell Industries Ltd. †	116,074	56,425
Plasson Ltd.	4,000	66,107
		471,490
Electronic Components/Semiconductors-0.39%
Telsys Ltd.	50,000	275,347

Electronics/Electrical Equipment-2.10%
Camtek Ltd. †	29,400	131,712
Electra Consumer Products Ltd.	50,000	431,366
Electra (Israel Ltd.)	9,142	615,815
Enerco Enterprises Ltd.	29,499	129,320
Nisko Industries (1992 Ltd.)	32,500	177,922
		1,486,135
Financial Services-2.95%
F.I.B.I. Holdings Ltd. †	173,400	1,526,534
Gachelet Investments Co., Ltd.	9,500	562,801
		2,089,335
Food & Beverages-0.11%
Gan Shmuel Food Industries	16,940	74,889

Food-Retail-0.46%
Supersol Ltd. †	130,000	323,195

Industrial Technology-1.99%
Orbotech, Ltd. †	66,755	1,413,203

Description	No. of Shares/Units	Value
EQUITY OR EQUITY-LINKED SECURITIES-93.18%

Insurance-8.22%
Clal Insurance Enterprise Holdings Ltd.	31,500	$667,771
Harel Insurance Investments Ltd.	124,500	5,153,303
		5,821,074
Internet Software-1.27%
MIND C.T.I. Ltd.	72,200	420,204
RADWARE Ltd. †	18,400	480,792
		900,996
Investment & Holding Companies-1.15%
Ampal-American Israel Corp., Class A †	206,000	782,800
The Renaissance Fund LDC † ‡	60	34,948
		817,748
Metal Products-0.10%
Klil Industries Ltd. †	18,654	72,283

Mortgage Banking-4.13%
Discount Mortgage Bank Ltd. †	12,852	1,283,595
Israel Discount Bank Ltd., Class A †	1,297,828	1,644,246
		2,927,841
Paper & Related Products-0.40%
American Israeli Paper Mills Ltd.	5,201	286,885

Pharmaceuticals-16.79%
Agis Industries (1983 Ltd.)	156,500	4,460,580
Peptor Ltd. † *	497	105,568
Teva Pharmaceutical Industries Ltd., ADR	245,400	7,327,644
		11,893,792
Real Estate Operations/Development-1.26%
Industrial Buildings Corporation Ltd.	180,279	204,020
Property & Building Corporation Ltd.	8,525	690,182
		894,202
Semiconductor & Related Technology-1.30%
DSP Group, Inc. †	41,300	922,229

Technology-0.00%
Lenslet Ltd., Series E Preferred † *	30,838	0
Oren Semiconductor, Inc., Series K † *	29	0
Oren Semiconductor, Inc., Series L † *	30	0
Oren Semiconductor, Inc., Series O, Units † *	46	0
		0
Telecommunications-6.90%
Bezeq Israeli Telecommunication Corporation Ltd. †	2,791,751	3,258,658
ECI Telecom Ltd.†	105,164	859,085
NICE Systems Ltd., ADR †	24,600	769,734
		4,887,477
Trading Companies-0.47%
Rapac Electronics Ltd.	116,278	253,508
Rapac Technologies 2000 Ltd. †	31,801	76,337
		329,845
Transportation Services-0.69%
Dan Vehicle & Transportation Ltd.	101,500	488,257

Venture Capital-7.08%
ABS GE Capital Giza Fund, L.P. † ‡	1,250,001	374,913
Advent Israel (Bermuda L.P.) † ‡	1,682,293	106,713
BPW Israel Ventures LLC † ‡ #	1,482,848	848,907

Description	No. of Shares/Units	Value
EQUITY OR EQUITY-LINKED SECURITIES-93.18%

Venture Capital-(continued)
Concord Ventures II Fund L.P. † ‡ #	1,760,000	$627,144
Delta Fund I, L.P. † ‡ #	212,940	134,828
Formula Ventures L.P. † ‡	1,000,000	157,300
Giza GE Venture Fund III L.P. † ‡ #	962,500	523,090
K.T. Concord Venture Fund L.P. † ‡	1,000,000	446,083
Neurone Ventures II, L.P. † ‡ #	438,684	182,142
Pitango Fund II LLC † ‡	1,000,000	294,805
SVE Star Ventures Enterprises GmbH & Co. No. IX KG † ‡ #	1,250,000	746,950
SVE Star Ventures Enterprises No. II † ‡	5	96,000
Walden-Israel Ventures, L.P. † ‡	500,000	84,660
Walden-Israel Ventures III, L.P. † ‡ #	568,563	389,039
		5,012,574
Total Israel
(Cost $48,439,630)		64,442,639

Global-2.19%

Venture Capital-2.19%
Emerging Markets Ventures I L.P. (Cost $1,543,074) † ‡ #	2,205,494	1,551,455

TOTAL EQUITY OR EQUITY-LINKED SECURITIES
(Cost $49,982,704)		65,994,094

	Principal Amount (000’s)	Value
SHORT-TERM INVESTMENT-6.77%

Bahamas-6.77%

Citibank N.A., overnight deposit, 1.35%, 01/03/05** (Cost $4,796,000)	$4,796	$4,796,000

Total Investments-99.95%
(Cost $54,778,704)		70,790,094

Cash and Other Assets in Excess of
Liabilities-0.05%		38,338

NET ASSETS-100.00%		$70,828,432

†                                          Non-income producing security.

‡                                          Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

#                                         As of December 31, 2004, the Fund has committed to investing additional capital as follows: Emerging Markets Ventures I L.P.($294,506), Giza GE Venture Fund III L.P. ($287,500), Concord Ventures II Fund L.P. ($240,000), Delta Fund I, L.P. ($37,500), BPW Israel Ventures LLC ($817,152), Neurone Ventures II, L.P. ($322,500), Walden-Israel Ventures III, L.P. ($806,438) and SVE Star Ventures Enterprises GmbH & Co. No. IX KG ($750,000). The aggregate amount of open commitments for the Fund is $3,555,596.

*                                         Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

**                                  Variable rate account. Rate resets on a daily basis; amounts are available on the same business day.

ADR                     American Depository Receipts.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  At December 31, 2004, the Fund held 9.32% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors  with an aggregate cost of $12,086,249 and a fair value of $6,598,977. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under a compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.   The table below shows the number of units/shares held, the acquisition dates, aggregate costs, fair value as of December 31, 2004, value per unit/share of such securities and percent of net assets which the securities comprise.

The final column represents the distributions received from each investment.

Security	Number of Units/Shares	Acquisition Date(s)	Cost	Fair Value At 12/31/04	Value per Unit/Share	Percent of Net Assets	Distributions Received
ABS GE Capital Giza Fund, L.P.	1,250,001	02/03/98 - 02/13/02	$1,025,576	$374,913	$0.30	0.53	$1,605,498

Advent Israel (Bermuda) L.P.	1,682,293	06/16/93 - 01/16/98	1,836,859	106,713	0.06	0.15	3,851,769

BPW Israel Ventures LLC	1,482,848	10/05/00 - 07/01/04	1,179,176	848,907	0.57	1.20	—

Concord Ventures II Fund L.P.	1,760,000	03/29/00 - 08/19/04	1,378,078	627,144	0.36	0.88	—

Delta Fund I, L.P.	212,940	11/15/00 - 07/01/04	133,521	134,828	0.63	0.19	45,794

Emerging Markets Ventures I L.P.	2,205,494	01/22/98 - 07/06/04	1,543,075	1,551,455	0.70	2.19	603,504

Formula Ventures L.P.	1,000,000	08/06/99 - 06/14/04	335,733	157,300	0.16	0.22	211,990

Giza GE Venture Fund III L.P.	850,000	01/31/00 - 03/15/04	607,469	461,950	0.54	0.65
	112,500	10/11/04	112,500	61,140	0.54	0.09
	962,500		719,969	523,090		0.74	42,071

K.T. Concord Venture Fund L.P.	1,000,000	12/08/97 - 09/29/00	810,693	446,083	0.45	0.63	329,701

Neurone Ventures II, L.P.	438,684	11/24/00 - 09/24/04	272,149	182,142	0.42	0.26	29,075

Pitango Fund II LLC	1,000,000	10/31/96 - 08/01/01	532,408	294,805	0.29	0.42	1,115,588

SVE Star Ventures Enterprises
GmbH & Co. No. IX KG	1,250,000	12/21/00 - 08/09/04	966,948	746,950	0.60	1.05	—

SVE Star Ventures Enterprises No. II	5	10/10/94	327,640	96,000	19,200.00	0.14	4,255,723

The Renaissance Fund LDC	60	03/30/94 - 03/21/97	213,330	34,948	582.47	0.05	567,308

Walden-Israel Ventures, L.P.	500,000	09/28/93 - 05/16/97	358,111	84,660	0.17	0.12	442,280

Walden-Israel Ventures III, L.P.	492,938	02/23/01 - 05/27/04	377,358	337,293	0.68	0.48
	75,625	11/10/04	75,625	51,746	0.68	0.07
	568,563		452,983	389,039		0.55	—

Total			$12,086,249	$6,598,977		9.32	$13,100,301

Federal Income Tax Cost - At December 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $54,885,903, $25,882,052, $(9,977,861) and $15,904,191, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FIRST ISRAEL FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	February 28, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	February 28, 2005